Risk/Return Detail Data - VIPFundsManagerFunds-ServiceService2ComboPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP FundsManager® 30% Portfolio /Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP FundsManager® 30% Portfolio seeks high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026 . In addition FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate	33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds). Using a target asset allocation among underlying Fidelity® funds of approximately: Domestic Equity Funds 18% International Equity Funds 12% Fixed-Income Funds 50% Money Market Funds 20% Actively managing underlying Fidelity® fund holdings to achieve portfolio characteristics similar to the Fidelity VIP FundsManager 30% Composite Index℠, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity® funds invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠ (equities); MSCI ACWI ex USA Index (international equities); Bloomberg U.S. Aggregate Bond Index (bonds); and Bloomberg U.S. 3 Month Treasury Bellwether Index (short-term investments). Using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying Fidelity® funds.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower .
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower .
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	4.71%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return	(1.80%)
Performance Table Heading	Average Annual Returns
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | VIP FundsManager 30% Portfolio - Service Class
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.45%
Total annual operating expenses	0.70%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.55%	[1]
1 year	$ 56
3 years	204
5 years	370
10 years	$ 851
Annual Return, Inception Date	Apr. 13, 2023
2024	6.42%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | VIP FundsManager 30% Portfolio - Service Class 2
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.45%
Total annual operating expenses	0.85%	[1]
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%	[1]
1 year	$ 72
3 years	251
5 years	451
10 years	$ 1,030
Annual Return, Inception Date	Apr. 13, 2023
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | Return Before Taxes | VIP FundsManager 30% Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	6.42%
Since Inception	6.54%	[3]
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | Return Before Taxes | VIP FundsManager 30% Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	6.26%
Since Inception	6.39%	[4]
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	1.25%
Since Inception	1.90%
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 30% Portfolio | IXU93
Risk/Return:
Label	Fidelity VIP FundsManager 30% Composite Index℠
Past 1 year	6.50%
Since Inception	7.02%

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2026 . In addition FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, FMR, in its sole discretion, may discontinue the arrangement.

[3]	A From April 13, 2023 .
[4]	B From April 13, 2023 .